Inventory (Tables)	6 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventory

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Raw materials	$539,271	$573,846	$872,485
Components and assemblies	2,470,762	1,267,041	1,214,841
Finished goods – at cost	155,899	31,277	—
Total Inventory	$3,165,932	$1,872,164	$2,087,326